Consolidated Balance Sheet (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Held-to-maturity securities, Fair Value		$ 44,964
Securities, pledged as collateral	$ 269	2,100
Mortgage loans, carried at fair value	$ 5,533	$ 2,035
Common stock, par value	$ 0.01	$ 0.01
Common stock, share-authorized (actual number of shares)	4,000,000,000	4,000,000,000
Common stock, shares issued (actual number of shares)	2,125,725,742	2,125,725,742
Treasury stock, shares (actual number of shares)	591,570,506	517,391,021
Time deposits greater than 250,000	$ 7,800	$ 15,300
Available-for-Sale Securities [Member]
Securities, pledged as collateral	269	2,057
Trading Assets, Excluding Debt and Equity Securities [Member]
Securities, pledged as collateral	$ 951	$ 843